FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906

                                  July 24, 2009

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

                  Re:  FRANKLIN INVESTORS SECURITIES TRUST
                       FILE NOS. 033-11444 AND 811-04986

Ladies and Gentlemen:

     In connection with the registration by Franklin Investors Securities Trust (the "Registrant"), an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933 (the "1933 Act"), we are transmitting herewith Pre-Effective Amendment Number 1 (the "Amendment") to the Registrant's registration statement on Form N-14, including exhibits, originally filed on June 19, 2009 (the "Registration Statement"). The Amendment is being filed to revise the Registration Statement per comments from the staff of the U.S. Securities and Exchange Commission ("Commission"), to include the required 5% shareholder information as of the reorganization record date, July, 10, 2009, and to make certain other non-material changes.

     Pursuant to the requirements of Rule 461 of the 1933 Act, the undersigned officers of the Registrant and Franklin Templeton Distributors, Inc., the
principal underwriter of the Registrant, respectfully request that the effectiveness of the Amendment be accelerated to Monday, July 27, 2009.

     In connection with this request for acceleration, the Registrant acknowledges that: (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Registrant's filing; (ii) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; (iii) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iv) the Registrant may not assert this action as a defense in any proceeding initiated by the Commission under the federal securities laws of the United States.

     Thank you for your prompt attention to the Amendment and to the request for acceleration of the effective date of the Amendment. Questions and comments concerning this filing may be directed to Matthew DiClemente at (215) 564-8173 or, in his absence, to Kristin H. Ives, Esq. at (215) 564-8037.


Sincerely yours,



/s/ David P. Goss                         /s/ Steven J. Gray
Vice President                            Vice President and Assistant Secretary
Franklin Investors Securities Trust       Franklin/Templeton Distributors, Inc.



cc: Matthew R. DiClemente, Esq.
    Kristin H. Ives, Esq.
    Navid Tofigh